Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loss from operations	$ (93,865,541)	$ (17,678,349)
Interest expense, net	6,158,784	2,667,400
Loss (gain) on extinguishment of debt, net	5,157,364	(707,164)
Other income (expense):
Change in fair value of warrant liabilities	(790,693)	1,540,895
Total other income, net	(668,731)	(429,237)
Income (loss) before provision for income taxes	(103,722,265)	(20,750,243)
Provision for income taxes	499,167	305,356
Net income (loss)	(104,221,432)	(21,055,599)
Accretion to preference stock redemption value		(13,463,002)
Net loss attributable to common stockholders	$ (104,221,432)	$ (34,518,601)
Net loss attributable to common stockholders, basic and diluted (in Shares)	(104,221,432)	(34,518,601)
Basic weighted average shares outstanding (in Shares)	96,835.154	63,992.3
Basic and diluted net income (loss) per share (in Dollars per share)	$ (1,076.28)	$ (539.42)
Revenue	$ 59,745,771	$ 45,320,675
Costs and expenses:
Cost of revenue (excluding depreciation and amortization shown separately)	18,667,419	12,918,041
Product and technology	27,254,765	16,718,467
Sales and marketing	23,508,921	10,731,042
General and administrative	74,361,222	14,400,851
Depreciation and amortization	9,818,985	8,230,623
Total costs and expenses	153,611,312	62,999,024
Kludein I Acquisition Corp.
Formation and operational costs	3,900,302	1,605,912
Loss from operations	(3,900,302)	(1,605,912)
Other income (expense):
Transaction costs allocated to warrants		(523,013)
Change in fair value of warrant liabilities	7,205,710	1,642,290
Change in fair value of Working Capital Loan	341,057
Interest earned on marketable securities held in Trust Account	1,760,120	78,398
Unrealized gain on marketable securities held in Trust Account		2,211
Total other income, net	9,306,887	1,199,886
Income (loss) before provision for income taxes	5,406,585	(406,026)
Provision for income taxes	(374,016)
Net income (loss)	5,032,569	(406,026)
Net loss attributable to common stockholders	$ (104,221,432)	$ (21,055,599)
Class A Common Stock | Kludein I Acquisition Corp.
Other income (expense):
Basic weighted average shares outstanding (in Shares)	13,930,350	16,776,099
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.28	$ (0.02)
Class B Common Stock | Kludein I Acquisition Corp.
Other income (expense):
Basic weighted average shares outstanding (in Shares)	4,312,500	4,297,047
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.28	$ (0.02)